CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for doubtful accounts	$ 23,046	$ 26,046
Allowance for doubtful collection			$ 360,993
Accumulated depreciation	$ (113,158)	$ (77,861)	0
Debt discount			$ 356,250
Common stock - par value	$ 0.001	$ 0.001	$ 0.001
Common stock - shares authorized	100,000,000	100,000,000	100,000,000
Common stock - shares issued	28,394,503	22,487,793	15,754,000
Common stock - shares outstanding	28,394,503	22,487,793	15,754,000
Licensing Agreements [Member]
Accumulated amortization	$ (58,333)	$ (45,833)
Patents [Member]
Accumulated amortization	$ (49,627)	$ (25,166)